Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Nationwide Nasdaq-100® Risk-Managed Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nationwide Nasdaq-100® Risk-Managed Income ETF NAV
Average Annual Return, Percent	27.26%	8.23%
Nationwide Nasdaq-100® Risk-Managed Income ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nationwide Nasdaq-100® Risk-Managed Income ETF Market
Average Annual Return, Percent	27.31%	8.21%
NASDAQ 100 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Average Annual Return, Percent	27.30%	19.98%